Financial Statement Presentation and Significant Accounting Policies - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Jun. 30, 2010 USD ($) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2012 USD ($)	Feb. 27, 2015 $ / shares	Jan. 02, 2014 shares	Jun. 11, 2010 $ / shares
Schedule Of Significant Accounting Policies [Line Items]
Reverse stock split		Effective October 15, 2013, as a result of the Reverse Split, Signature Nevada’s authorized common stock was reduced from 665,000,000 to 66,500,000, and every ten shares of Old Common Stock held by a stockholder were exchanged for one share of new common stock (the “New Common Stock”), with each fractional share rounded up to the nearest whole number.
Common stock, shares authorized | shares		66,500,000	66,500,000
Stock Split, conversion ratio		0.1
Common stock, shares issued | shares		17,099,882	12,213,219
Common stock, shares outstanding | shares		17,099,882	12,201,102
Sales returns, allowances and rebates, percentage		4.00%	3.90%	4.50%
Investment securities, available for sale impairment		$ 0	$ 0	$ 620,000
Impairment of nonmarketable equity securities		0	600,000	$ 0
Investment securities		0
Impairment on intangible assets		0	0
Goodwill impairment		$ 400,000
Number of shares the warrants may acquire | shares	1,500,000
Purchase price of warrants issued	$ 300,000
Exercise price of warrants | $ / shares		$ 6.17					$ 10.30
Term of warrants	10 years
Deferred tax valuation allowance		$ 385,551,000	$ 375,029,000
Deferred tax valuation allowance released amount based on expected future taxable income		5,100,000
Real estate owned, net		$ 0
2014 Equity Offerings
Schedule Of Significant Accounting Policies [Line Items]
Equity issuance, per share amount | $ / shares		$ 6.17
Subsequent Event
Schedule Of Significant Accounting Policies [Line Items]
Exercise price of warrants | $ / shares					$ 5.64
Signature Nevada
Schedule Of Significant Accounting Policies [Line Items]
Common stock, shares authorized | shares		66,500,000				66,500,000
Common stock, shares issued | shares		12,213,219
Common stock, shares outstanding | shares		12,213,219				12,219,781